LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

NOTE 7. LEASES

7.1. Lessor

Finance leases

The Bank has entered into lease agreements as the lessor. These lease arrangements involve machinery and equipment, computer equipment, vehicles and furniture and fixtures, and their terms range between one and ten years, as follows:

As of December 31, 2022

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	634,388	612,012
Between 1 and 5 years	10,579,102	8,286,322
Greater than 5 years	34,118,764	19,199,382
Total gross investment in finance lease receivable/ present value of minimum payments	45,332,254	28,097,716
Less: Future financial income(1)	(17,234,538)	-
Present value of payments receivable(2)	28,097,716	28,097,716
Minimum non-collectable payments impairment	(972,743)	(972,743)
Total	27,124,973	27,124,973
(1) Future financial income: Total Gross Investment - Total Present Value of minimum payments.
(2) See Note 6. Loans and advances to customers, net.

As of December 31, 2021

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	1,183,637	735,304
Between 1 and 5 years	8,352,753	6,958,333
Greater than 5 years	25,499,661	17,425,991
Total gross investment in finance lease receivable/ present value of minimum payments	35,036,051	25,119,628
Less: Future financial income(1)	(9,916,423)	-
Present value of payments receivable(2)	25,119,628	25,119,628
Minimum non-collectable payments impairment	(1,520,880)	(1,520,880)
Total	23,598,748	23,598,748
(1) Future financial income: Total Gross Investment - Total Present Value of minimum payments.
(2) See Note 6. Loans and advances to customers, net.

Unsecured residual value(*)

The following table sets the unsecured residual values by type of asset as of December 31, 2022 and 2021:

Type of asset	December 31, 2022	December 31, 2021
In millions of COP
Technological equipment	47,922	37,139
Vehicles	24,187	23,912
Machinery and equipment	13,124	11,683
Furniture and fixtures	28	128
Other assets	1,541	-
Total	86,802	72,862

(*) The unsecured residual value is the part of the residual value of the leased asset, whose realization is not secured or is secured by a third party related to the lessor.

Amounts recognized as income for extensions

At the end of the reporting period, the following entries are recognized as income corresponding to contract extensions or automatic time extension of financial leasing contracts:

Type of asset	December 31, 2022	December 31, 2021
In millions of COP
Technological equipment	30,075	15,210
Buildings	3,905	3,052
Machinery and equipment	498	720
Vehicles	206	537
Furniture and fixtures	1	1
Total	34,685	19,520

As of December 31, 2022 and 2021, financial leases income amounted to COP 2,461,456 and COP 1,440,493, respectively.

Operating leases

Certain of the Bank’s subsidiaries lease assets to third parties under non-cancellable operating lease arrangements. Assets provided through operating leases are recorded as premises and equipment. The terms established for these agreements range from one to ten years.

The following table presents the information of minimum payments by lease to be received:

	December 31, 2022		December 31, 2021
In millions of COP
Less than 1 year	501,738		400,296
Between 1 and 5 years	783,663		308,802
Greater than 5 years	423,459		75,521
Total	1,708,860	(1)	784,619

(1) During 2022, Renting S.A.S. y Filiales showed an increase in the number of leased vehicles.

As of December 31, 2022 and 2021, the operating lease income amounted to COP 649,693 and COP 412,286, respectively. Additionally, the Bank recognized other services related to the lease for COP 541,436 and COP 375,275, respectively.

Risk management associated with leases

Grupo Bancolombia, in those companies that offer leasing services, performing as a lessor, has a comprehensive risk assessment model for those assets classified as property and equipment. For the risk arising from non-payment of the lease fee by the lessee, the model includes policies and guidelines in the lease contracts origination, in which the payment capacity of the lessee is assessed through financial analysis, evaluation of historical payment behavior and risk level.

For active risk, the model includes the impairment test that is carried out annually for this type of asset, where external (economic and legal) and internal (insurance, maintenance, sales) indicators that impact the assets and their environment are evaluated. The lessor carries out a detailed review process at the time of the return of the asset by the lessees to guarantee its operating conditions and determine the required adjustments.

Additionally, the bank relies on the participation of experts, separate from the salesforce, who permanently monitor the conditions of the asset preowned market, back testing the consistency of the variables involved in estimating the residual value (commercial value minus selling costs) and the periodic review of the model results with key executives. All of the above, complemented by agreements with suppliers for the exchange of information, knowledge and in some cases, structuring the residual risk mitigation mechanisms.

In order to manage the risks associated with the assets, the Bank also employs an insurance department, and engages an international broker and insurance companies. They all serve as support to design and define the strategies for the different types of protection that cover the lessor's risks, assets and customers.

Additionally, in Renting Colombia's vehicle rental business, assets are managed with the goal of preserving commercial value through necessary maintenance, which avoids deterioration beyond that generated by regular use. Service indicators with suppliers are periodically reviewed in order to ensure their quality and compliance with the expected levels. Safe mobility strategies are also defined based on the permanent analysis of the road safety indicators. These strategies aim at ensuring the status and useful life of the asset.

7.2. Lessee

The Bank has entered into lease agreements as a lessee. These arrangements involve offices, branches and administrative offices as well as certain Computer equipment. As of December 31, 2022 and 2021, the rollforward of right-of-use assets was as follows:

As of December 31, 2022

		Roll - forward
Right-of-use assets	Balance at January 01, 2022	Acquisitions	Additions	Expenses depreciation(1)	Disposals	Revaluation	Effect of changes in foreign exchange rate	Balance at December 31, 2022
In millions of COP
Buildings
Cost	2,015,154	66,738	8,746	-	(55,759)	83,387	201,205	2,319,471
Accumulated depreciation	(431,147)	-	-	(175,538)	31,276	-	(62,206)	(637,615)
Furniture and fixtures
Cost	3,972	-	-	-	-	37	440	4,449
Accumulated depreciation	(2,821)	-	-	(1,066)	-	-	(404)	(4,291)
Computer equipment
Cost	87,357	2,603	-	-	(985)	(2,659)	8,924	95,240
Accumulated depreciation	(32,538)	-	-	(18,717)	826	-	(3,328)	(53,757)
Vehicles
Cost	72,369	99,041	-	-	(70,207)	34,776	581	136,560
Accumulated depreciation	(16,481)	-	-	(17,540)	1,558	-	(486)	(32,949)
Total right-of-use assets – cost	2,178,852	168,382	8,746	-	(126,951)	115,541	211,150	2,555,720
Total right-of-use assets - accumulated depreciation	(482,987)	-	-	(212,861)	33,660	-	(66,424)	(728,612)
Total right-of-use assets, net	1,695,865	168,382	8,746	(212,861)	(93,291)	115,541	144,726	1,827,108
(1)	See Note 26.3 Impairment, depreciation and amortization.

As of December 31, 2021

		Roll - forward
Right-of-use assets	Balance at January 01, 2021	Acquisitions	Additions	Expenses depreciation(1)	Disposals	Revaluation	Effect of changes in foreign exchange rate	Balance at December 31, 2021
In millions of COP
Buildings
Cost	1,845,970	48,913	61,281	-	(64,972)	(11,048)	135,010	2,015,154
Accumulated depreciation	(278,008)	-	-	(163,422)	30,637	11,055	(31,409)	(431,147)
Furniture and fixtures
Cost	3,466	224	-	-	-	(9)	291	3,972
Accumulated depreciation	(1,674)	-	-	(969)	-	-	(178)	(2,821)
Computer equipment
Cost	65,681	14,723	-	-	(526)	3,304	4,175	87,357
Accumulated depreciation	(18,282)	-	-	(13,606)	440	-	(1,090)	(32,538)
Vehicles
Cost	58,103	22,195	-	-	(7,292)	(1,029)	392	72,369
Accumulated depreciation	(14,241)	-	-	(12,822)	10,567	282	(267)	(16,481)
Total right-of-use assets – cost	1,973,220	86,055	61,281	-	(72,790)	(8,782)	139,868	2,178,852
Total right-of-use assets - accumulated depreciation	(312,205)	-	-	(190,819)	41,644	11,337	(32,944)	(482,987)
Total right-of-use assets, net	1,661,015	86,055	61,281	(190,819)	(31,146)	2,555	106,924	1,695,865
(1)	See Note 26.3 Impairment, depreciation and amortization.

The following table sets forth the changes in lease liabilities as of December 31, 2022 and 2021:

As of December 31, 2022

Concept	Total
In millions of COP
Balance at January 01, 2022	1,819,077
(+) New contracts	68,201
(+/-) Reassessment of the lease liability	12,131
(-) Payments	(285,920)
(+) Accrued Interest(1)	123,510
(+/-) Effect of changes in foreign exchange rate	163,269
Balance at December 31, 2022	1,900,268
(1)	The difference of COP 12,161 with the interest expense on lease liabilities recognized in the Consolidated Statement Income corresponds to the expense accrued for the difference between the book value of the right-of-use asset and the lease liability at the time of early termination of contracts.

As of December 31, 2021

Concept	Total
In millions of COP
Balance at January 01, 2021	1,818,358
(+) New contracts	63,515
(+/-) Reassessment of the lease liability	(41,800)
(-) Payments	(259,140)
(+) Accrued Interest(1)	122,011
(+/-) Effect of changes in foreign exchange rate	116,133
Balance at December 31, 2021	1,819,077
(1)	The difference of COP 10,455 with the interest expensive on lease liabilities recognized in the Consolidated Statement Income corresponds to the expense accrued for the difference between the book value of the right-of-use asset and the lease liability at the time of early termination of contracts.

The following table shows maturity analysis of lease liabilities as of December 31, 2022 and 2021:

As of December 31, 2022

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP

Buildings	10,502	43,545	82,647	1,716,968	1,853,662
Vehicles	83	300	183	-	566
Computer equipment	3,052	17,775	14,650	10,563	46,040
Total lease liabilities	13,637	61,620	97,480	1,727,531	1,900,268

As of December 31, 2021

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP

Buildings	5,632	49,939	39,367	1,665,386	1,760,324
Vehicles	159	119	-	-	278
Computer equipment	-	29,964	15,890	11,559	57,413
Furniture and fixtures	566	496	-	-	1,062
Total lease liabilities	6,357	80,518	55,257	1,676,945	1,819,077

The following table shows the weighted average rates and average useful life of right-of-use assets as of December 31, 2022 and 2021:

As of December 31, 2022

Right-of-use assets	Weighted average life	Weighted average remaining lease terms	Weighted average discount rates
Buildings	195	97	5.75%
Computer equipment	75	35	8.65%
Vehicles	48	35	10.24%

As of December 31, 2021

Right-of-use assets	Weighted average life	Weighted average remaining lease terms	Weighted average discount rates
Buildings	207	123	5.35%
Computer equipment	72	40	6.94%
Furniture and fixtures	45	12	6.50%
Vehicles	46	18	3.79%

The future cash outflows of variable lease payments and termination options that are not reflected in the measurement of lease liabilities as of December 31, 2022 and 2021, amount to COP 2,412 and COP 2,323.

The following table shows the detail of leases in the Consolidated Statement of Income as of December 31, 2022 and 2021:

As of December 31, 2022

Right-of-use assets	Financial interest		Expenses depreciation(2)	Payments of penalties	Effect of changes in foreign exchange rate	Short-term leases	Leases for which the underlying asset is of low value	Variable payments
In millions of COP
Buildings	107,002		175,538	11,168	416	872	208	6,048
Vehicles	13		17,540	-	-	394	55	-
Computer equipment	4,289		18,717	-	-	-	8,649	-
Furniture and fixtures	45		1,066	-	-	1,015	2,685	-
Total	111,349	(1)	212,861	11,168	416	2,281	11,597	6,048
(1)	Includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 12,161, see Note 25.2 Interest expenses.
(2)	See Note 26.3 Impairment, depreciation and amortization.

As of December 31, 2021

Right-of-use assets	Financial interest		Expenses depreciation(2)	Payments of penalties	Effect of changes in foreign exchange rate	Short-term leases	Leases for which the underlying asset is of low value	Variable payments
In millions of COP
Buildings	109,062		163,422	2,108	250	961	249	2,038
Vehicles	16		12,822	-	-	-	18	-
Computer equipment	2,381		13,606	-	-	-	5,103	-
Furniture and fixtures	97		969	-	-	875	1,193	-
Total	111,556	(1)	190,819	2,108	250	1,836	6,563	2,038
(1)	Includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 10,455, see Note 25.2 Interest expenses.
(2)	See Note 26.3 Impairment, depreciation and amortization.

The following table contains the minimum payments lease liabilities as of December 31, 2022 and 2021:

As of December 31, 2022

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total minimum payments lease liabilities
In millions of COP

Buildings	13,492	52,100	110,495	2,427,607	2,603,694
Vehicles	84	330	229	256	899
Computer equipment	3,117	19,266	19,875	14,292	56,550
Total minimum payments lease liabilities	16,693	71,696	130,599	2,442,155	2,661,143

As of December 31, 2021

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total minimum payments lease liabilities
In millions of COP

Buildings	5,890	56,726	46,573	2,394,751	2,503,940
Vehicles	160	129	-	-	289
Computer equipment	-	32,439	21,693	13,228	67,360
Furniture and fixtures	-	1,096	-	-	1,096
Total minimum payments lease liabilities	6,050	90,390	68,266	2,407,979	2,572,685